Note 4 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Income	$ 322,000	$ 2,795,000
Weighted average shares outstanding – basic (in shares)	2,632,661	2,578,804
Effect of dilutive common stock equivalents (in shares)	0	0
Adjusted weighted average shares outstanding – diluted (in shares)	2,632,661	2,578,804
Basic earnings per share from continuing operations (in dollars per share)	$ 0.12	$ 0.92
Basic earnings per share from discontinued operations (in dollars per share)	0	0.16
Basic earnings per share, net (in dollars per share)	0.12	1.08
Diluted earnings per share from continuing operations (in dollars per share)	0.12	0.92
Diluted earnings per share from discontinued operations (in dollars per share)	0	0.16
Diluted earnings per share, net (in dollars per share)	$ 0.12	$ 1.08